Commitment and Contingencies (Details) - Schedule of capital commitments under non-cancelable agreements	Sep. 30, 2022 USD ($)
Schedule of capital commitments under non-cancelable agreements [Abstract]
October 2022 to September 2023	$ 323,086
October 2023 to September 2024	7,301,011
October 2024 to September 2025
October 2025 to September 2026
October 2026 to September 2027
Thereafter
Total	$ 7,624,098